Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Payables [Abstract]
Accrued expenses	$ 406	$ 252
Contract liabilities	991	355
Current portion of other long-term liability		57
Lease liability	1,055
Employees and related liabilities	616	665
Government authorities	249	272
Current maturities in respect of government grants	231	550
Others	27	27
Other payables, Total	$ 3,575	$ 2,178	[1]

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.